DISPOSAL OF A SUBSIDIARY (Details) $ in Millions								1 Months Ended
	Sep. 18, 2020 USD ($)	Sep. 18, 2020 CNY (¥)	Sep. 09, 2020 USD ($)	Sep. 09, 2020 CNY (¥)	Feb. 21, 2020 USD ($)	Feb. 21, 2020 CNY (¥)	Sep. 26, 2019 USD ($) subsidiary	Sep. 30, 2019 subsidiary	Sep. 26, 2019 CNY (¥)
DISPOSAL OF A SUBSIDIARY
Number of subsidiaries disposed of								3
The9 Computer, C9I Shanghai and Shanghai Kaie
DISPOSAL OF A SUBSIDIARY
Number of subsidiaries disposed of							3
The9 Computer, C9I Shanghai and Shanghai Kaie | Disposal Group, Disposed of by Sale
DISPOSAL OF A SUBSIDIARY
Number of subsidiaries disposed of							3
Total consideration							$ 75.6		¥ 493,000,000
Gain on disposal of subsidiary					$ 60.1	¥ 391,800,000
Asian Development | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF A SUBSIDIARY
Gain on disposal of subsidiary	$ 12.8	¥ 83,700,000	$ 12.0	¥ 83,700,000